Securitisations (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transferred financial assets that are not derecognised in their entirety [abstract]
Disclosure of transfers of financial assets that do not result in derecognition	The following table shows the carrying amount of securitised assets that have not resulted in full derecognition, together with the associated liabilities, for each category of asset on the balance sheet:

	2024				2023
	Assets		Liabilities		Assets		Liabilities
	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
	£m	£m	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Loans and advances at amortised cost
Credit cards, unsecured loans and other retail lending	6,575	7,158	(1,575)	(1,579)	6,317	6,863	(2,336)	(2,303)
Financial assets at FVTPL
Mortgage Loans	576	576	—	—	452	452	—	—
Assets included in disposal groups classified as held for sale
Personal Loans	846	826	—	—	—	—	—	—
Total	7,997	8,560	(1,575)	(1,579)	6,769	7,315	(2,336)	(2,303)

Disclosure of continuing involvement in financial assets that have been derecognised	The table below shows the potential financial implications of such continuing involvement:

	Continuing involvement[1]			Gain from continuing involvement
	Carrying amount	Fair value	Maximum exposure to loss[2]	For the year ended	Cumulative to 31 December
Type of transfer	£m	£m	£m	£m	£m
2024
Asset backed securities	53	53	130	1	1
Residential mortgage backed securities	3,439	3,437	3,439	155	231
Commercial mortgage backed securities	377	334	377	3	21
Total	3,869	3,824	3,946	159	253

2023
Asset backed securities	2	2	2	—	3
Residential mortgage backed securities	1,158	1,156	1,158	57	75
Commercial mortgage backed securities	392	341	392	3	19
Total	1,552	1,499	1,552	60	97
Notes
1  Assets which represent the Barclays Bank Group’s continuing involvement in derecognised assets are recorded in Loans and advances at amortised cost and
Debt securities at FVTPL.
2  Maximum exposure to loss includes notional value of undrawn loan commitment, if any.